First Ameritas Life Insurance Corp. of New York(R)
                            ("First Ameritas Life")

                 First Ameritas Variable Life Separate Account
                                      and
                First Ameritas Variable Annuity Separate Account
                             ("Separate Accounts")

                                 Supplement to
                              Overture Encore! II,
       Overture Annuity III-Plus, Overture Acclaim! and Overture Accent!
                         Prospectuses Dated May 1, 2003

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------- -------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------- -------------------------------------------------------
Calvert Variable Products, Inc.*                                                     Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                              prior to 4/30/11)
------------------------------------------------------------------------- -------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit               Index:  S&P MidCap 400 Index.
Investment Advisors, Inc.
------------------------------------------------------------------------- -------------------------------------------------------
                    Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                              prior to 4/30/11)
------------------------------------------------------------------------- -------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                         Money market: current income.
------------------------------------------------------------------------- -------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                   Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------------- -------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment                 Long-term capital appreciation; current income is
Management, Inc.                                                          secondary.
------------------------------------------------------------------------- -------------------------------------------------------
               Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2,3            Long-term capital appreciation.
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2,3            Index:  S&P 500 Index.
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 1,2,3                   Capital Appreciation.
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2                Income and growth.
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 1,4      Bond.
------------------------------------------------------------------------- -------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 1,2,3                 Long-term growth.
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    Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
      Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
                              Research (U.K.) Inc; and (4) Fidelity Investments Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                 Third Avenue Variable Series Trust                                   Third Avenue Management LLC
------------------------------------------------------------------------- -------------------------------------------------------
Third Avenue Value Portfolio                                              Long-term capital appreciation.
------------------------------------------------------------------------- -------------------------------------------------------
*  These funds are part of and their investment adviser and Summit Investment Advisors, Inc. are indirect subsidiaries of the
UNIFI (R) Mutual Holding Company (UNIFI (R)), the ultimate parent of First Ameritas Life.  Also, Calvert Investment Distributors,
Inc., an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
      Policy issued by First Ameritas Life Insurance Corp. of New York(R).
 If you do not have a current prospectus, please contact First Ameritas Life at
                                1-800-745-1112.